GOODWILL AND INTANGIBLE ASSETS, NET - Changse in Carrying Amount of Goodwill (Details) RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 RUB	Dec. 31, 2015 RUB
Changes in the carrying amount of goodwill
Balance at the beginning of the period	$ 141.5	RUB 8,581	RUB 8,920
Goodwill acquired			274
Goodwill measurement period adjustment			(283)
Goodwill impairment			(576)
Foreign currency translation adjustment	(2.4)	(145)	246
Balance at the end of the period	$ 139.1	8,436	8,581
KinoPoisk
Changes in the carrying amount of goodwill
Goodwill impairment		(576)	(576)
Russian Search And Portal
Changes in the carrying amount of goodwill
Balance at the beginning of the period		1,802	1,506
Goodwill acquired			50
Foreign currency translation adjustment		(145)	246
Balance at the end of the period		1,657	1,802
Russian E-commerce
Changes in the carrying amount of goodwill
Balance at the beginning of the period		106	106
Balance at the end of the period		106	106
Classifieds
Changes in the carrying amount of goodwill
Balance at the beginning of the period		4,885	5,168
Goodwill measurement period adjustment			(283)
Balance at the end of the period		4,885	4,885
Taxi
Changes in the carrying amount of goodwill
Balance at the beginning of the period		224
Goodwill acquired			224
Balance at the end of the period		224	224
Experiments
Changes in the carrying amount of goodwill
Balance at the beginning of the period		1,564	2,140
Goodwill impairment			(576)
Balance at the end of the period		RUB 1,564	RUB 1,564